RELATED PARTY TRANSACTIONS AND BALANCES (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	$ 355	$ 2,187
Moatable, Inc.
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties		1,278
Amounts due from related parties	0
Henan Yujie
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties		808
Amounts due from related parties	0
Mr. Lin
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	171	71
Mrs. Yang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	151
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due to related parties	$ 33	$ 30